Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Share Capital	Share capital
	December 31, 2023		December 31, 2022
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	57,479,528	70,000,000	44,832,843

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of
shares

Balance as of January 1, 2022	44,799,794

Issue of shares	-
Exercise of options into share units	1,421
Vesting of restricted shares units	31,628
Balance as of December 31, 2022	44,832,843

Issue of shares	12,631,579
Exercise of options into shares units	2,662
Vesting of restricted shares units	12,444
Balance as of December 31, 2023	57,479,528